SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2018
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 17—SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

A summary of the quarterly operating results during 2018 and 2017 follows:

(in thousands, except per share data)	First	Second	Third	Fourth	2018
Year Ended December 31, 2018	Quarter	Quarter	Quarter	Quarter	Total
Revenue	$43,121	$47,975	$53,467	$44,355	$188,918
Gross profit	6,450	6,747	10,212	5,332	28,741
Loss from continuing operations	(2,238)	(6,024)	(2,840)	(2,688)	(13,790)
Loss per common share from continuing operations:
Basic	$(0.12)	$(0.33)	$(0.16)	$(0.15)	$(0.76)
Diluted	$(0.12)	$(0.33)	$(0.16)	$(0.15)	$(0.76)

(in thousands, except per share data)	First	Second	Third	Fourth	2017
Year Ended December 31, 2017	Quarter	Quarter	Quarter	Quarter	Total
Revenue	$45,632	$57,981	$39,040	$44,329	$186,982
Gross profit	(1,555)	6,754	4,760	7,967	17,926
Loss from continuing operations	(11,625)	(5,430)	(9,786)	(3,178)	(30,019)
Loss per common share from continuing operations:
Basic	$(0.67)	$(0.31)	$(0.55)	$(0.18)	$(1.70)
Diluted	$(0.67)	$(0.31)	$(0.55)	$(0.18)	$(1.70)

During the preparation of the Annual Report on Form 10-K for the year ended December 31, 2017, the Company discovered that it had received during the fourth quarter of 2017 the requisite documentation to justify the reversal of the $4.4 million liquidated damages reserve discussed in “Note 14—Commitments and Contingencies”. Although the documentation was received during the fourth quarter, the Form 10-Q for the quarter ended March 31, 2017 had not been completed and filed with the SEC as of the date the documentation was received. Therefore, the release of the reserve to revenue should have been reflected in the Form 10-Q for the first quarter of 2017, but was not. The Company has evaluated the quantitative and qualitative impact of that error and concluded the amount is immaterial. The first quarter results presented above reflect the correction of the error.